Revenue Revenue - Narrative (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($) vessel	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) contract vessel	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) vessel
Disaggregation of Revenue [Line Items]
Number of forms of contracts | contract			2
Total revenues	$ 246,492	$ 207,007	$ 588,392	$ 445,168
Lessor, Operating Lease, Payments to be Received, Remainder of Fiscal Year	70,500		70,500
Operating leases, future minimum payments receivable					$ 40,000
Operating Leases, Future Minimum Payments Receivable, in Two Years	41,700		41,700
Operating Leases, Future Minimum Payments Receivable, in Three Years	5,200		5,200
Time-charter [Member]
Disaggregation of Revenue [Line Items]
Total revenues	34,986	$ 1,496	50,553	$ 4,906
Contract with Customer, Liability, Current	$ 7,700		$ 7,700		$ 7,500
Charters Out
Disaggregation of Revenue [Line Items]
Number Of Vessels | vessel	14		14		5
Charters Out Expires 2020 [Member] [Domain]
Disaggregation of Revenue [Line Items]
Number Of Vessels | vessel	6		6
Charters Out Expires 2021 [Domain]
Disaggregation of Revenue [Line Items]
Number Of Vessels | vessel	6		6
Charters Out Expires 2022 [Domain]
Disaggregation of Revenue [Line Items]
Number Of Vessels | vessel	2		2